Share Based Compensations (Tables)	6 Months Ended
Jun. 30, 2024
Share Based Compensations [Abstract]
Schedule of Share-Based Compensation	Share-based compensation was recorded in the following items within the statements of operation:
Six months ended June 30, 2024

Cost of revenues	$12,201
Research and development, net	19,082
Sales and marketing	8,563
General and administrative	34,933

Total expenses	$74,779

Schedule of Summary of the Share Option Activity	A summary of the share option activity for the six months ended June 30, 2024 is as follows:
	Number of options	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding as of December 31, 2023	216,426	$1	3.89	$0.04
Granted	477,914	1.06
Forfeited	7,500	1.06

Options outstanding as of June 30, 2024	686,840	$1.04	2.06	$0.44

Options exercisable as of June 30, 2024	118,337	$1	2.68	$0.48